Segment Reporting - Disclosure of Detailed Information About Segments by Geographical Area (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	S/ 3,899,462	S/ 4,014,013	S/ 4,137,309
Non-current assets	4,197,142	4,775,724	4,717,976
Peru (member)
Disclosure of geographical areas [line items]
Revenue	3,347,540	3,589,048	3,590,772
Non-current assets	3,896,920	4,164,342	3,995,453
Chile (member)
Disclosure of geographical areas [line items]
Revenue	226,891	371,986	163,990
Non-current assets	142,383	407,152	446,998
Colombia (member)
Disclosure of geographical areas [line items]
Revenue	325,031	50,829	363,311
Non-current assets	S/ 157,839	203,203	260,732
Guyana [member]
Disclosure of geographical areas [line items]
Revenue			717
Non-current assets		878	862
Ecuador [member]
Disclosure of geographical areas [line items]
Revenue			3,682
Non-current assets			888
Bolivia (member)
Disclosure of geographical areas [line items]
Revenue		2,150	14,837
Non-current assets		S/ 149	S/ 13,043